STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Note 11. STOCKHOLDERS' EQUITY

Common Stock Issuances

During June and July of 2012, the Company issued 1,185,851 shares of its Common Stock in a Private Placement to Accredited Investors.  The Company received $6,528,000 net of commissions and expenses.

Our agent, Taglich, received commissions in the amount of approximately $569,000, along with 12,000 shares of common stock, and Warrants to purchase approximately 119,000 shares of Common Stock at $6.30.  The Company also paid approximately $18,000 of legal fees on behalf of Taglich.

The proceeds from the sale of the Common Stock were used to finance the NTW Acquisition.

There were no shares issued during 2011.

Dividends

On October 17, 2012, the Board of Directors approved and the Company announced a quarterly dividend of $0.0625 per common share to be paid on November 15, 2012 to all shareholders of record as of the close of business on October 31, 2012. The approximate amount of the dividend paid was $359,000.

On March 11, 2013, the Board of Directors approved and the Company announced a quarterly dividend of $0.0625 per common share to be paid on April 1, 2013 to all shareholders of record as of the close of business on March 15, 2013.  The approximate amount of the dividend is $359,000

Derivative Liability

In connection with the issuances of equity instruments or debt, the Company may issue options or warrants to purchase common stock. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity. In addition, the equity instrument or debt may contain embedded derivative instruments, such as conversion options or listing requirements, which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative liability instrument. The Company accounts for derivative liability instruments under the provisions of FASB ASC 815, “Derivatives and Hedging.”

 As discussed above, the Company issued warrants to Taglich.  Such warrants contain “cashless exercise” provisions.  As a result, the value of the warrants has to be recognized as a liability.  In addition, the Company would be required to revalue the derivative liability at the end of each reporting period with the change in value reported on the statement of operations.  The Company did not account for the derivative liability in its financial statements as it was determined to not be material.